CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common shares	Additional paid-in capital.	Accumulated other comprehensive income (loss).	Retained earnings (accumulated deficit)	Total
Balance, beginning of period at Jan. 31, 2021	$ 531,825	$ 464,102	$ (1,189)	$ (83,670)
Stock options and share units exercised	2,385	(888)
Stock-based compensation expense (Note 17)		5,167
Other comprehensive income (loss), net of income taxes			3,482
Net income				41,597	$ 41,597
Balance, end of period at Jul. 31, 2021	534,210	468,381	2,293	(42,073)	962,811
Balance, beginning of period at Apr. 30, 2021	532,634	466,093	9,693	(65,249)
Stock options and share units exercised	1,576	(727)
Stock-based compensation expense (Note 17)		3,015
Other comprehensive income (loss), net of income taxes			(7,400)
Net income				23,176	23,176
Balance, end of period at Jul. 31, 2021	534,210	468,381	2,293	(42,073)	962,811
Balance, beginning of period at Jan. 31, 2022	536,297	473,303	(12,393)	2,612	999,819
Stock options and share units exercised	706	(206)
Stock-based compensation expense (Note 17)		6,523
Other comprehensive income (loss), net of income taxes			(14,420)
Net income				46,017	46,017
Balance, end of period at Jul. 31, 2022	537,003	479,620	(26,813)	48,629	1,038,439
Balance, beginning of period at Apr. 30, 2022	536,842	475,934	(24,011)	25,727
Stock options and share units exercised	161	(50)
Stock-based compensation expense (Note 17)		3,736
Other comprehensive income (loss), net of income taxes			(2,802)
Net income				22,902	22,902
Balance, end of period at Jul. 31, 2022	$ 537,003	$ 479,620	$ (26,813)	$ 48,629	$ 1,038,439